December 17, 2003

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

RE:      AXP Growth Series, Inc.
            AXP Growth Fund
            AXP Large Cap Equity Fund
            AXP Large Cap Value Fund
         File Nos.: 2-38355/811-2111

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 77 (Amendment). This Amendment was filed electronically on December 12, 2003.

If you have any questions regarding this filing, please contact me at (612) 671-7981 or Boba Selimovic at (612) 671-7449.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation